SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jan. 26, 2023	Dec. 31, 2021
Accrued excise tax redemptions
Murphy Canyon Acquisition Corp [Member]
Cash and cash equivalents	$ 277,761				$ 345,777		$ 48,555
Assets held-in-trust, noncurrent	23,339,887				136,871,183	$ 23,300,000
Offering costs	7,738,161				7,738,161
Underwriting fees	2,645,000				2,645,000
Deferred underwriting fee	4,628,750				4,628,750
Initial public offering costs	$ 464,411				464,411
Stock redeemed, during period shares	11,037,272
Temporary equity, carrying amount, attributable to parent	$ 23,108,897				$ 136,771,183
Accrued excise tax redemptions	$ 1,140,683
Outstanding warrants	13,979,000				13,979,000
Federal deposit insurance corporation premium expense	$ 250,000				$ 250,000
Investments held in trust	$ 23,300,000				136,871,183		0
Unrecognized tax benefits					0		0
Income tax penalties and interest accrued					0		$ 0
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Stock Issued During Period Shares Stock Options Exercised	11,037,272
Stock Issued During Period Value Stock Options Exercised	$ 114,068,280
Exercise tax liability	1.00%
Accrued excise tax redemptions	$ 1,140,683
Murphy Canyon Acquisition Corp [Member] | Public Warrants [Member]
Warrant issuance cost	1,358,457				1,358,457
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants [Member]
Warrant issuance cost	$ 19,656				$ 19,656